Restatement of Previously Filed Balance Sheet	3 Months Ended
Jan. 12, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Filed Balance Sheet
NOTE 10. RESTATEMENT OF PREVIOUSLY FILED BALANCE SHEET
In accordance with ASC
480-10-S99,
redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. As a result, the Company restated its previously filed balance sheet to present all redeemable Class A ordinary shares as temporary equity and to recognize a remeasurement adjustment from the initial book value to redemption value at the time of its Initial Public Offering.
Additionally, the Company reevaluated the accounting treatment of (i) the 12,075,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its Initial Public Offering and (ii) the 9,383,333 Private Placement Warrants that were issued to the Company’s sponsor in a private placement, and (iii) the forward purchase agreement entered concurrently with the closing of the Initial Public Offering (together with the Public Warrants, Private Placement Warrants, the “Warrants”). The Company previously classified the Warrants in shareholders’ equity. In further consideration of the guidance in FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”), the Company concluded that a provision in the warrant agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the balance sheet and measured at fair value at inception (on the date of the Initial Public Offering) and at each subsequent reporting date, with changes in fair value recognized in income and losses.
In accordance with FASB ASC Topic 340, “Other Assets and Deferred Costs,” as a result of the classification of the Warrants as derivative liabilities, the Company expensed a portion of the offering costs originally recorded as a reduction in equity. The portion of offering costs that was expensed was determined based on the relative fair value of the Public Warrants and Class A ordinary shares included in the Units.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed balance sheet that contained the error, reported in the Company’s Form
8-K
filed with the SEC on January 20, 2021 (the
“Post-IPO
Balance Sheet”). Therefore, the Company, in consultation with its Audit Committee, concluded that the
Post-IPO
Balance Sheet should be restated to present all outstanding Class A ordinary shares subject to possible redemption as temporary equity, to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering, and to classify all outstanding Warrants as liabilities. As such, the Company is reporting these restatements to the January 12, 2021 balance sheet that is filed as an exhibit to the Company’s Form
8-K/A.
The previously presented
Post-IPO
Balance Sheet should no longer be relied upon.
The following table contains financial information as of January 12, 2021 that has been updated to reflect the restatement. The financial information that has been previously filed or otherwise reported as of January 12, 2021 is superseded by the information in this exhibit to the Company’s
8-K/A,
and the balance sheet and related financial information as of January 12, 2021 contained in such previously filed report should no longer be relied upon:

As of January 12, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$605,776,800	$—	$605,776,800
Total current liabilities	822,089	—	822,089
Deferred underwriting commissions	21,131,250	—	21,131,250
Derivative warrant liabilities	—	184,472,850	184,472,850
Total liabilities	21,953,339	184,472,850	206,426,189
Class A ordinary shares subject to possible redemption	578,823,460	24,926,540	603,750,000
Preference shares	—	—	—
Class A ordinary shares	249	(249)	—
Class B ordinary shares	1,509	—	1,509
Additional paid-in capital	5,101,749	(5,101,749)	—
Accumulated deficit	(103,506)	(204,297,392)	(204,400,898)
Total shareholders’ equity (deficit)	5,000,001	(209,399,390)	(204,399,389)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$605,776,800	$—	$605,776,800